MIROVA GLOBAL GREEN BOND FUND

Supplement dated October 15, 2018 to the Summary Prospectus of the Mirova Global Green Bond Fund (the “Fund”), dated May 1, 2018, as may be revised or supplemented from time to time.

Effective October 15, 2018, Charles Portier has joined the portfolio management team of the Fund.

The information in the subsection “Portfolio Managers” within the section “Management” of the Fund Summary is revised to include the following:

Charles Portier, has served as portfolio manager of the Fund since 2018.

Mr. Portier is an employee of Mirova, an affiliate of Ostrum US, and provides portfolio management through a personnel-sharing arrangement between Mirova and Ostrum US.

MIROVA GLOBAL GREEN BOND FUND

Supplement dated October 15, 2018 to the Statement of Additional Information of the Mirova Global Green Bond Fund (the “Fund”), dated May 1, 2018, as may be revised or supplemented from time to time.

Effective October 15, 2018, Charles Portier has joined the management team of the Fund.

The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

As of June 30, 2018, Charles Portier managed other accounts in addition to managing the Fund. The following table provides information on the other accounts managed by Mr. Portier:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager (Firm)	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Charles Portier (Ostrum US)	—	—	—	—	6	$1.8 billion	—	—	—	—	—	—

Portfolio Managers’ Ownership of Fund Shares

As of June 30, 2018, Mr. Portier did not own any shares of the Fund.